Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Share-based Payment Arrangements
28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company
In order to attract, retain and reward employees, the Company and its subsidiary, ASE, have their employee share option plans for the Group’s full-time employees. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018, and each unexercised share option was converted at an exchange ratio of 1 for

0.5
share option of the Company. After conversion, each share option represents the right to purchase one ordinary share of the Company when exercised, and the exercise price is subject to adjustment according to the exchange ratio. The Company has the first and the second employee share option plans in November 2018 and August 2023 for full-time employees of the Group, with each unit representing the right to purchase one ordinary share issued by the company. The right of those share options granted under the plans is valid for
10 years
,
non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For the employee share option plans the Company assumed and issued, the exercise price is subject to adjustment according to the prescribed criteria stipulated in employee share option plans.

Information about the share option plans that the Company granted and assumed were as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (NT$)

Balance at January 1	96,802	$53.3	81,262	$50.2	212,240	$89.1
Options granted	-	-	150,000	107.0	-	-
Options forfeited	(1,206)	51.1	(1,471)	66.9	(5,873)	103.7
Options exercised	(14,334)	51.5	(17,551)	50.9	(18,266)	48.0

Balance at December 31	81,262	50.2	212,240	89.1	188,101	89.6

Options exercisable, end of year	58,216	51.3	62,505	46.5	44,242	44.3

Fair value of options granted (NT$)	-		29.7-35.1		-

The weighted average share prices at exercise dates of share options for the years ended December 31, 2022, 2023 and 2024 were NT$92.4, NT$112.4 and NT$151.7 (US$
4.6), respectively.
Information about the outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2023

ASE 5 th share options	$73.0	1.7
The Company 1 st share options	44.1	4.9
The Company 2 nd share options	107.0	9.6

December 31, 2024

ASE 5 th share options	73.0	0.7
The Company 1 st share options	42.7	3.9
The Company 2 nd share options	103.5	8.6

b.	Employee restricted stock awards plans of the Company
To attract and retain talents as well as motivate and engage employees, the Company’s annual shareholders’ meetings resolved the first and the second employee restricted stock awards plans in August 2021 and June 2024, and granted 15,000 thousand ordinary shares and 16,500 thousand ordinary shares on the record date of October 1, 2021 and September 6, 2024, respectively. The par value and the exercise price were
NT$10 and NT$0 per share, respectively. The fair value at the grant day was NT$92.4 per share and NT$141.5 (US$4.3) per share, respectively.

The vested shares are settled and released on an annual basis during a three-year period starting from the grant date. Up to one-thirds of the total shares granted will be vested only the specific performance targets are recorded before the end of each year-period. Except for inheritance, those shares shall not be sold, pledged, transferred, gifted, conditioned, or otherwise dispose of before vest, while the rights of attending, proposing, speaking, voting and election at shareholders meeting and other rights, including but not limited to, stock dividend, cash dividend, distribution from legal reserve and capital surplus, share options at cash capital increase are identical with the Company’s ordinary shares issued and outstanding. All the shares under this plan should be deposited in a trust account before vested.
Upon granting, any unvested restricted stock awards will be forfeited and canceled by the Company at no cost if the vesting conditions are not met. Meanwhile, dividends (including cash dividends, stock dividends, and those distributed from legal reserves and capital surplus, as well as any derived income) distributed on those unvested restricted stock awards for the current unvested year shall be fully returned to the Company by the custodian institution. For the year ended December 31, 2024, the Company repossessed and canceled a total of 4,965 thousand unvested restricted stock awards and the relevant changes in registration have been completed.
Information about employee restricted stock awards was as follows:

	For the Year Ended December 31
	2022	2023	2024
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1	15,000	10,000	4,965
Shares granted	-	-	16,500
Shares unrestricted	(5,000)	(4,950)	-
Shares forfeited	-	(70)	(4,965)
Shares awaiting canceled	-	(15)	-

Balance at December 31	10,000	4,965	16,500

c.	Employee share option plans of subsidiaries
USISH
Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.
In November 2019, USISH adopted the share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 3.0 years, 4.0 years and 5.0 years, respectively, and are exercisable at certain percentages within 12 months subsequent to the second, the third and the fourth anniversary of the grant date under the satisfaction of certain performance conditions within each respective vesting period. In the event that USISH increases share capital by capital surplus or by cash, or distributes share dividends or cash dividends, the exercisable share option units and the exercise price are accordingly adjusted.

In September 2020, USISH adopted the share option plan (“2020 share options”) and granted 1,140 thousand share options to its employees. The conditions of issued 2020 share options are the same as 2019 share options plan, except that the options are valid for 2.2 years, 3.2 years and 4.2 years, respectively, and with each respective vesting period of 1.2 years, 2.2 years and 3.2 years.
In September 2023, USISH’s extraordinary general shareholders’ meetings resolved to adopt the share option plan (“2023 share options”). In October 2023, the board of directors resolved to grant 14,506 thousand share options to its employees. The conditions of issued 2023 share options are the same as 2019 share options plan, except that the options are valid for 2 years and 3 years, respectively, and with each respective vesting period of 1 year and 2 years.
Information about share options was as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)

Balance at January 1	29,486	$14.2	20,246	$14.5	29,728	$14.7
Options granted	-	-	14,506	14.5	-	-
Options expired	(2,312)	13.9	(1,204)	14.1	(1,027)	14.2
Options forfeited	(942)	13.0	(695)	13.6	(7,855)	14.3
Options exercised	(5,986)	12.8	(3,125)	12.1	(3,845)	12.7

Balance at December 31	20,246	14.5	29,728	14.7	17,001	15.1

Options exercisable, end of year	15,518	15.0	15,310	14.9	17,001	15.1

Fair value of options granted (RMB)	-		3.8-4.7		-

The weighted average share prices at exercise dates of share options for the years ended December 31, 2022, 2023 and 2024 were RMB15.4, RMB14.9 and RMB14.8, respectively.
Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2023

2015 share options	$15.5	1.9
2019 share options	12.0	0.9
2020 share options	20.5	0.9
2023 share options	14.5	2.8

December 31, 2024

2015 share options	15.5	0.9
2023 share options	14.3	1.8
AMPI
In May 2021, the authority approved AMPI’s employee share options plan with the issuance up to 10,000 thousand units. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in AMPI’s capital structure, the exercise price will be adjusted accordingly.

Information about share options was as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Exercise Price Per Share (NT$)	Number of Options (In Thousands)	Exercise Price Per Share (NT$)

Balance at January 1	-	$-	3,100	$30.0	3,100	$30.0
Options granted	3,100	30.0	-	-	-	-

Balance at December 31	3,100	30.0	3,100	30.0	3,100	29.7

Options exercisable, end of year	-	-	-	-	1,550	29.7

Fair value of options granted (NT$)	18.0-18.8		-		-

Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share	Remaining Contractual Life (Years)

December 31, 2023

2022 share options	$30.0	8.3

December 31, 2024

2022 share options	29.7	7.3

d.	Employee restricted stock plans of subsidiaries
In September 2023, USISH’s extraordinary general shareholders’ meetings resolved to adopt restricted stock plan (“2023 restricted stocks”), and granted 372 thousand shares and 5,722 thousand shares in November 2023 and January 2024, respectively, to its directors (excluding independent directors), supervisors and employees. The options are valid for 3 years. The valid period may be early terminated or extended prior to one month of the expiration date depending on the conditions of ordinary shares granted. Upon satisfaction of certain performance conditions in each phase, participants are entitled to subscribe USISH’s ordinary shares issued under the plan at a certain percentage at the end of the lock-up period. The plan was of 2 phases with a lock-up period of 1 year and 2 years, respectively.
Information about restricted stocks was as follows:

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)

Balance at January 1	3,565	$10.2	1,984	$10.7	372	$14.5

	For the Year Ended December 31
	2022		2023		2024
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (RMB)

Stocks granted	-	$-	372	$14.5	5,722	$14.4
Stocks expired	(4)	-	-	-	-	-
Stocks exercised	(395)	-	(1,966)	10.8	-	-
Stocks forfeited	(1,182)	12.2	(18)	-	(3,175)	14.4

Balance at December 31	1,984	10.7	372	14.5	2,919	14.4

Options exercisable, end of year	1,715	12.4	-	-	-	-

Fair value of restricted stocks granted (RMB)	-		12.2-13.0		11.6-12.4

Information about USISH’s outstanding restricted stocks at each balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2023

2023 restricted stocks	$14.5	2.9

December 31, 2024

2023 restricted stocks (2024 granted)	14.4	2.0
2023 restricted stocks (2023 granted)	14.5	1.9

e.	Fair value information
Regarding the aforementioned share-based payment arrangements issued during 2023 and 2024, the fair value at the grant dates of the Company’s second employee restricted stock awards plan and USISH’s 2023 restricted stocks were measured by using the market price basis and the Black-Scholes Option Pricing Model incorporating the effect of the lock-up period, respectively. While the fair values for all the other plans were measured by using the Trinomial Tree Model. The inputs to the models were as follows:
Share options plan

The Company’s 2023 share options plan

Share price at the grant date	NT$108.0 per share
Exercise price	NT$107.0 per share
Expected volatility (%)	31.02-33.03
Expected lives (years)	3.9-6.1
Expected dividend yield	-
Risk free interest rate (%)	1.06-1.12

USISH’s 2023 share options plan

Share price at the grant date	RMB15.16 per share
Exercise price	RMB14.54 per share
Expected volatility (%)	38.51-39.09
Expected lives (years)	2.0-3.0
Expected dividend yield	-
Risk free interest rate (%)	2.35-2.45
Restricted stock plan

	USISH’s 2023 restricted stocks plan (2023 granted)	USISH’s 2023 restricted stocks plan (2024 granted)

Share price at the grant date	RMB15.02 per share	RMB14.19 per share
Exercise price	RMB14.54 per share	RMB14.35 per share
Expected volatility (%)	36.56-38.77	35.02-37.02
Lock-up periods (years)	1.0-2.0	1.0-2.0
Expected dividend yield	-	-
Risk free interest rate (%)	2.33-2.44	2.11-2.27
Expected volatilities were based on the annualized volatilities of historical share prices of the Company and USISH, respectively.
The Group’s shareholdings in USISH decreased because the abovementioned share
-based payment
were exercised in 2022, 2023 and 2024. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$125,049 thousand, NT$90,773 thousand and NT$81,947 thousand (US$2,499 thousand) in 2022, 2023 and 2024, respectively.
For the years ended December 31, 2022, 2023 and 2024, employee benefits expense recognized on the aforementioned share-based payment were
NT$989,843 thousand, NT$742,890 thousand and NT$2,188,600 thousand (US$66,746 thousand), respectively.